Other Intangible Assets, Net (Details) (USD ($), USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Customer Relationships
Amortization of Other Deferred Charges	$ 475,248	$ 463,396	$ 1,423,101	$ 1,386,190	$ 1,855,115	$ 1,833,152
Drug Formulas
Amortization of Other Deferred Charges	328,518	320,325	983,727	958,212	1,282,359	1,257,714
Defensive Drug Formulas
Amortization of Other Deferred Charges	$ 325,780	$ 317,200	$ 975,530	$ 633,486	$ 953,756	$ 0